Eaton Vance
Ohio Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.6%
Ohio Water Development Authority:
4.00%, 6/1/36	$1,500	$ 1,535,850
5.00%, 12/1/35	2,000	2,161,700
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 12/1/40	1,000	1,115,270
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,640	1,869,042
		$ 6,681,862
Education — 12.7%
Bowling Green State University, OH:
4.00%, 6/1/39	$750	$ 758,175
4.00%, 6/1/45	1,300	1,279,109
Kent State University, OH:
5.00%, 5/1/37	215	236,481
5.00%, 5/1/38	250	274,368
5.00%, 5/1/39	265	290,302
5.00%, 5/1/40	405	442,786
Ohio Higher Educational Facility Commission, (Case Western Reserve University):
4.00%, 12/1/44	2,000	1,931,320
5.00%, 12/1/26	350	385,647
5.00%, 12/1/27	300	329,505
5.00%, 12/1/40	1,000	1,073,340
Ohio Higher Educational Facility Commission, (Denison University):
4.00%, 11/1/39	115	113,040
5.25%, 11/1/46	1,355	1,452,763
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	931,630
Ohio Higher Educational Facility Commission, (Oberlin College):
5.00%, 10/1/33	2,000	2,053,380
5.00%, 10/1/38	910	931,822
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,092,270
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 12/1/32	550	571,774
5.00%, 2/1/38(1)	1,200	1,313,496
Ohio State University, 5.00%, 12/1/29	1,060	1,210,838
Ohio University, 5.00%, 12/1/35	500	543,380
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	349,696
Security	Principal Amount (000's omitted)	Value
Education (continued)
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.): (continued)
4.00%, 4/1/34	$510	$ 531,002
4.00%, 4/1/35	350	362,695
4.00%, 4/1/36	350	360,868
4.00%, 4/1/37	560	573,978
4.00%, 4/1/38	400	409,060
4.00%, 4/1/39	415	422,217
4.00%, 4/1/40	415	419,972
University of Cincinnati, OH:
5.00%, 6/1/34	585	622,481
5.00%, 6/1/45	2,000	2,121,240
		$ 23,388,635
Electric Utilities — 3.0%
American Municipal Power, Inc., OH, (Freemont Energy Center), 4.00%, 2/15/36	$1,750	$ 1,777,492
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,050,510
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
4.00%, 2/15/34	2,005	2,033,511
5.00%, 2/15/33	595	635,258
		$ 5,496,771
Escrowed/Prerefunded — 3.6%
Cleveland, OH, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$ 504,435
Cleveland, OH, Income Tax Revenue, (Parks and Recreation Facilities Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/35	1,000	1,008,750
Cuyahoga County, OH, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	1,000	1,069,590
Highland Local School District, OH:
Prerefunded to 6/1/23, 5.00%, 12/1/37	540	556,335
Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,133,275
Lakewood City School District, OH, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,042,205
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,341,093
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	52,021
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	21,489
		$ 6,729,193

Eaton Vance
Ohio Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 8.9%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$ 1,002,940
Columbus City School District, OH, 5.00%, 12/1/30	1,500	1,624,170
Columbus, OH:
5.00%, 4/1/37	1,000	1,152,580
5.00%, 4/1/38	3,000	3,399,690
Cuyahoga Community College District, OH:
3.50%, 12/1/39	1,400	1,339,128
4.00%, 12/1/42	1,500	1,504,800
Northwest Local School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	521,870
Ohio:
5.00%, 5/1/24	575	606,941
5.00%, 5/1/25	500	539,560
5.00%, 5/1/33	1,500	1,645,440
5.00%, 5/1/37	1,025	1,176,936
5.00%, 3/1/40	1,500	1,701,480
Streetsboro City School District, OH, 4.00%, 12/1/36	210	220,185
		$ 16,435,720
Hospital — 16.4%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron):
4.00%, 11/15/42	$1,250	$ 1,191,550
Prerefunded to 5/15/23, 5.00%, 11/15/38	1,155	1,168,121
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group):
4.00%, 11/15/35	500	489,440
4.00%, 11/15/37	150	145,523
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	977,140
Allen County, OH, (Mercy Health):
4.00%, 8/1/47(2)	5,150	4,877,410
5.00%, 8/1/29	2,340	2,547,792
Bluffton, OH, (Blanchard Valley Health System), 5.00%, 12/1/31	750	799,695
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	886,503
5.00%, 11/15/28	590	640,327
Franklin County, OH, (Nationwide Children's Hospital), 5.00%, 11/1/34	750	802,973
Franklin County, OH, (OhioHealth Corp.):
4.00%, 5/15/47	2,000	1,930,000
5.00%, 5/15/40	1,200	1,241,292
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,085,000
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	$1,125	$ 1,170,911
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,056,690
Middleburg Heights, OH, (Southwest General Health Center), 4.00%, 8/1/47	2,000	1,857,080
Montgomery County, OH, (Kettering Health Network Obligated Group), 4.00%, 8/1/41	500	484,700
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	460,920
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	1,500	1,521,165
5.00%, 1/15/29	450	455,895
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,165	2,140,535
Ohio, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,100	1,085,788
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	222,669
		$ 30,239,119
Housing — 0.2%
Ohio Housing Finance Agency, 3.00%, 9/1/39	$395	$ 355,962
		$ 355,962
Industrial Development Revenue — 1.7%
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,630	$ 1,631,630
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,600,210
		$ 3,231,840
Insured - Electric Utilities — 7.7%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$ 1,018,760
(AGM), 5.00%, 11/15/24	1,265	1,347,984
(NPFG), 0.00%, 11/15/27	2,540	2,154,911
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,703,000
(NPFG), 0.00%, 2/15/27	2,500	2,174,550
(NPFG), 0.00%, 2/15/28	4,750	3,971,332
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	770	780,911
		$ 14,151,448

Eaton Vance
Ohio Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 0.3%
Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	$235	$ 250,839
Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	229,700
		$ 480,539
Insured - General Obligations — 17.7%
Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(2)	$7,500	$ 8,789,925
Cleveland, OH, (AMBAC), 5.50%, 10/1/23	2,105	2,198,883
Gahanna-Jefferson City School District, OH, (AGM), 4.00%, 12/1/44	1,500	1,500,090
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	5,094,750
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	4,092,137
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	5,763,450
Warrensville Heights City School District, OH, (BAM), 5.00%, 12/1/44	85	89,216
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	5,103,070
		$ 32,631,521
Insured - Hospital — 0.9%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$ 1,629,953
		$ 1,629,953
Insured - Transportation — 3.9%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$ 1,042,400
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	3,420	3,555,603
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,570,680
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	940	949,325
		$ 7,118,008
Insured - Water and Sewer — 2.2%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$ 3,987,685
		$ 3,987,685
Other Revenue — 5.0%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/38	$1,875	$ 1,829,137
5.00%, 6/1/31	2,000	2,163,900
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	$400	$ 438,800
5.00%, 1/1/34	300	328,236
5.00%, 1/1/35	500	546,025
5.00%, 1/1/41	725	783,254
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,775	1,775,550
Summit County Port Authority, OH, Prerefunded to 12/1/22, 5.00%, 12/1/31	1,410	1,430,276
		$ 9,295,178
Senior Living/Life Care — 1.7%
Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$ 650,195
Franklin County, OH, (Ohio Living Communities), 4.00%, 7/1/40	1,000	884,430
Lorain County Port Authority, OH, (Kendal at Oberlin), Prerefunded to 11/15/23, 5.00%, 11/15/30	580	603,589
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	939,408
		$ 3,077,622
Special Tax Revenue — 6.2%
Akron, OH, Income Tax Revenue:
4.00%, 12/1/24	$1,085	$ 1,130,993
4.00%, 12/1/36	655	677,519
4.00%, 12/1/37	520	536,167
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	300	322,065
Cleveland, OH, Income Tax Revenue, 4.00%, 10/1/31	470	503,746
Cuyahoga County, OH, Sales Tax Revenue, 4.00%, 1/1/37	575	596,959
Delaware County, OH, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,152,760
Franklin County Convention Facilities Authority, OH, 5.00%, 12/1/26	1,000	1,061,830
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	525	536,760
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,086,490
Greater Cleveland Regional Transit Authority, OH, Sales Tax Revenue, Prerefunded to 12/1/26, 5.00%, 12/1/31	435	485,073
Green, OH, Income Tax Revenue, (Community Learning Centers):
Prerefunded to 12/1/22, 5.00%, 12/1/26	570	578,316
Prerefunded to 12/1/22, 5.00%, 12/1/28	940	953,715
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	820	808,085
		$ 11,430,478

Eaton Vance
Ohio Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 1.3%
Cleveland, OH, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$ 676,375
Ohio Turnpike and Infrastructure Commission, 5.00%, 2/15/46	1,500	1,662,990
		$ 2,339,365
Water and Sewer — 3.3%
Cleveland, OH, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$ 994,130
Columbus, OH, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,639,875
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,308,997
Toledo, OH, Water System Revenue, 5.00%, 11/15/41	2,000	2,143,040
		$ 6,086,042
Total Tax-Exempt Municipal Obligations (identified cost $185,879,095)		$184,786,941
Total Investments — 100.3% (identified cost $185,879,095)		$184,786,941
Other Assets, Less Liabilities — (0.3)%		$ (545,259)
Net Assets — 100.0%		$184,241,682

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $1,922,275 or 1.0% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 32.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 19.5% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	9/21/22	$(4,158,750)	$22,209
					$22,209
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
XLCA	– XL Capital Assurance, Inc.

Eaton Vance
Ohio Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$184,786,941	$ —	$184,786,941
Total Investments	$ —	$184,786,941	$ —	$184,786,941
Futures Contracts	$22,209	$ —	$ —	$ 22,209
Total	$22,209	$184,786,941	$ —	$184,809,150
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.